Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers
The following table shows customers with revenues of 10% or greater of total third-party revenues and customers with accounts receivable balances of 10% or greater of total accounts receivable from third parties:

	Percentage of Total Third-Party Revenues			Percentage of Accounts Receivable from Third Parties
	Year Ended December 31,			December 31,
	2017	2016	2015	2017	2016
Customer A	39%	52%	—%	39%	47%
Customer B	27%	*	—%	32%	50%
Customer C	23%	—%	—%	26%	—%

* Less than 10%